Financial risk management - Maximum exposure to credit risk (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 813,425,881	₩ 767,398,214
Financial Guarantees [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,346,421	10,799,393
Non Financial Guarantees [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 11,346,421	₩ 10,799,393